UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):      [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aon Advisors, Inc.
Address:   200 East Randolph Street
           Chicago, IL 60601

Name of additional disclosed party:

Name:
Address:


Form 13F File Number:  28-2005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Conway
Title:  President
Phone:  (312) 381-3330

Signature, Place, and Date of Signing:

/s/ Michael A. Conway             Chicago, IL                December 12, 2002
----------------------------      -----------------------    -----------------
[Signature]                       [City, State]              [Date]

This is an amended version of the June 30, 2002 filing made by Aon Corporation. The form is being refiled at the request of the SEC to conform to their requested format. Data regarding the issuers, the fair value and par amounts have NOT been modified. Clarifications were added for columns 6, 7, & 8. In addition, the Registrant has been changed from Aon Corporation. to Aon's investment manager, Aon Advisors. 13F filings for 1999 thru 2000 can be found under Aon Corporation. 2002 amended 13F's and subsequent filings will be under Aon Advisors.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    150

Form 13F Information Table Value Total:    $289,207
                                           (thousands)

List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

    No.        Form 13F File Number       Name

    NONE

                                                        FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ACM GOVT OPPOR FUND INC.          Common Stock   000918102   41,342 4,655,636  sh     Sole       None                      4,655,636
AOL TIME WARNER                   Common Stock   00184A105    2,884   196,081  sh     Sole       None                        196,081
AT&T WIRELESS SERVICES            Common Stock   00209A106      359    61,356  sh     Sole       None                         61,356
ABBOTT LABORATORIES               Common Stock   002824100    1,130    30,000  sh     Sole       None                         30,000
ALCOA, INC.                       Common Stock   013817101    1,989    60,000  sh     Sole       None                         60,000
ALLIED WASTE INDUSTRIES INC       Common Stock   019589308    1,104   115,018  sh     Sole       None                        115,018
ALLTEL CORP.                      Common Stock   020039103    2,115    45,000  sh     Sole       None                         45,000
AMERICAN INTERNATIONAL GROUP      Common Stock   026874107    8,212   120,361  sh     Sole       None                        120,361
AMGEN, INC.                       Common Stock   031162100    2,128    50,800  sh     Sole       None                         50,800
ANADARKO PETROLEUM CORP           Common Stock   032511107    1,873    38,000  sh     Sole       None                         38,000
ANDREW CORPORATION                Common Stock   034425108    1,268    85,000  sh     Sole       None                         85,000
ANHEUSER-BUSCH COMPANIES INC      Common Stock   035229103    3,750    75,000  sh     Sole       None                         75,000
APACHE CORP.                      Common Stock   037411105    3,179    55,300  sh     Sole       None                         55,300
AVERY DENNISON CORP               Common Stock   053611109      665    10,600  sh     Sole       None                         10,600
BP AMOCO PLC                      Common Stock   055622104    3,181    63,000  sh     Sole       None                         63,000
BIOGEN                            Common Stock   090597105    1,160    28,000  sh     Sole       None                         28,000
BRISTOL MYERS SQUIBB              Common Stock   110122108    1,491    58,000  sh     Sole       None                         58,000
BURLINGTON NORTHERN/SANTA FE      Common Stock   12189T104    1,410    47,000  sh     Sole       None                         47,000
CSX CORPORATION                   Common Stock   126408103    2,454    70,000  sh     Sole       None                         70,000
CVS CORPORATION                   Common Stock   126650100    1,224    40,000  sh     Sole       None                         40,000
CARDINAL HEALTH INC.              Common Stock   14149Y108    3,531    57,500  sh     Sole       None                         57,500
CARNIVAL CORP                     Common Stock   143658102    1,661    60,000  sh     Sole       None                         60,000
CHEVRON TEXACO CORP.              Common Stock   166764100    3,452    39,000  sh     Sole       None                         39,000
CISCO SYSTEMS                     Common Stock   17275R102      893    64,000  sh     Sole       None                         64,000
CITIGROUP, INC.                   Common Stock   172967101    4,151   107,113  sh     Sole       None                        107,113
CITRIX SYSTEMS INC                Common Stock   177376100      302    50,000  sh     Sole       None                         50,000
CLEAR CHANNEL COMM                Common Stock   184502102    2,702    84,393  sh     Sole       None                         84,393
COCA COLA CO                      Common Stock   191216100    3,052    54,500  sh     Sole       None                         54,500
COLGATE PALMOLIVE CO              Common Stock   194162103    2,402    48,000  sh     Sole       None                         48,000
COMVERSE TECHNOLOGY,INC           Common Stock   205862402      324    35,000  sh     Sole       None                         35,000
CONCORD EFS INC                   Common Stock   206197105      904    30,000  sh     Sole       None                         30,000
CORNING INC.                      Common Stock   219350105      195    55,000  sh     Sole       None                         55,000
DEAN FOODS                        Common Stock   242370104      976    26,168  sh     Sole       None                         26,168
DEERE & CO                        Common Stock   244199105    2,299    48,000  sh     Sole       None                         48,000
DELL COMPUTER CORP                Common Stock   247025109    2,920   111,700  sh     Sole       None                        111,700
DELUXE CORP                       Common Stock   248019101      922    23,700  sh     Sole       None                         23,700
DEVON ENERGY                      Common Stock   25179M103    2,464    50,000  sh     Sole       None                         50,000
DIGITAL RIVER INC                 Common Stock   25388B104      276    30,000  sh     Sole       None                         30,000
THE WALT DISNEY CO.               Common Stock   254687106    1,890   100,000  sh     Sole       None                        100,000
DIVINE INTERVENTURES              Common Stock   255402406       87    22,222  sh     Sole       None                         22,222
DOW CHEMICAL                      Common Stock   260543103    1,822    53,000  sh     Sole       None                         53,000
DUKE REALTY CORP.                 Common Stock   264411505      434    15,000  sh     Sole       None                         15,000
EMC CORP./MASS                    Common Stock   268648102      415    55,000  sh     Sole       None                         55,000
EASTMAN CHEMICAL                  Common Stock   277432100    3,049    65,000  sh     Sole       None                         65,000
EMERSON ELECTRIC CO.              Common Stock   291011104    2,568    48,000  sh     Sole       None                         48,000
ENGINEERED SUPPORT SYSTEMS INC    Common Stock   292866100      544    10,400  sh     Sole       None                         10,400
EQUITY OFFICE PROPERTIES TRUST    Common Stock   294741103    1,224    40,673  sh     Sole       None                         40,673
EXXON MOBIL CORP                  Common Stock   30231G102    6,621   161,806  sh     Sole       None                        161,806
FEDERAL HOME LOAN MTGE CORP       Common Stock   313400301      967    15,800  sh     Sole       None                         15,800
FEDERAL NATIONAL MORTGAGE ASSN    Common Stock   313586109    5,362    72,700  sh     Sole       None                         72,700
FIBERMARK INC                     Common Stock   315646109      278    32,700  sh     Sole       None                         32,700
FIRST DATA CORPORATION            Common Stock   319963104      769    20,677  sh     Sole       None                         20,677
FORD MOTOR COMPANY                Common Stock   345370860    3,521   220,062  sh     Sole       None                        220,062
FOUNDRY NETWORKS IN               Common Stock   35063R100       98    14,000  sh     Sole       None                         14,000
FOX ENTERTAINMENT GRP INC-A       Common Stock   35138T107      479    22,000  sh     Sole       None                         22,000
GENERAL ELECTRIC                  Common Stock   369604103    5,465   188,136  sh     Sole       None                        188,136
GENTEX CORP                       Common Stock   371901109      549    20,000  sh     Sole       None                         20,000
GENZYME CORP.                     Common Stock   372917104      546    28,400  sh     Sole       None                         28,400
GEORGIA-PACIFIC CORP              Common Stock   373298108    1,647    67,000  sh     Sole       None                         67,000
W.W. GRAINGER INC.                Common Stock   384802104    2,004    40,000  sh     Sole       None                         40,000
HCA INC                           Common Stock   404119109    1,900    40,000  sh     Sole       None                         40,000
HRPT PROPERTIES, INC              Common Stock   40426W101    1,790   202,300  sh     Sole       None                        202,300
HARTMARX                          Common Stock   417119104      253   101,100  sh     Sole       None                        101,100
HELMERICH AND PAYNE INC.          Common Stock   423452101      364    10,200  sh     Sole       None                         10,200
HEWLETT PACKARD CO.               Common Stock   428236103    1,405    91,975  sh     Sole       None                         91,975
HOME DEPOT INC                    Common Stock   437076102    3,198    87,061  sh     Sole       None                         87,061
HONEYWELL INTERNATIONAL INC.      Common Stock   438516106    1,709    48,500  sh     Sole       None                         48,500
ILLINOIS TOOL WORKS INC.          Common Stock   452308109    2,732    40,000  sh     Sole       None                         40,000
INTEL CORPORATION                 Common Stock   458140100    1,571    86,000  sh     Sole       None                         86,000
INT'L BUSINESS MACHINES           Common Stock   459200101    3,888    54,000  sh     Sole       None                         54,000
INTERNATIONAL PAPER COMPANY       Common Stock   460146103      915    21,000  sh     Sole       None                         21,000
JOHNSON & JOHNSON                 Common Stock   478160104    6,299   120,532  sh     Sole       None                        120,532
KROGER                            Common Stock   501044101    1,878    94,368  sh     Sole       None                         94,368
L-3 COMMUNICATIONS HLDGS INC      Common Stock   502424104    1,577    29,200  sh     Sole       None                         29,200
LIBERTY MEDIA CORP-A              Common Stock   530718105      600    60,000  sh     Sole       None                         60,000
ELI LILLY & CO.                   Common Stock   532457108    1,974    35,000  sh     Sole       None                         35,000
LITTELFUSE, INC.                  Common Stock   537008104      925    40,000  sh     Sole       None                         40,000
MGIC INVESTMENT CORP              Common Stock   552848103      848    12,500  sh     Sole       None                         12,500
MAY DEPT STORES                   Common Stock   577778103    2,075    63,000  sh     Sole       None                         63,000
MCDONALDS CORP                    Common Stock   580135101    1,138    40,000  sh     Sole       None                         40,000
MEDIMMUNE INC                     Common Stock   584699102    1,056    40,000  sh     Sole       None                         40,000
MERCK & CO.                       Common Stock   589331107    2,532    50,000  sh     Sole       None                         50,000
MERRILL LYNCH & CO.               Common Stock   590188108    1,215    30,000  sh     Sole       None                         30,000
MICROSOFT CORP.                   Common Stock   594918104    5,114    93,500  sh     Sole       None                         93,500
MOBILE MINI INC                   Common Stock   60740F105      976    57,100  sh     Sole       None                         57,100
MORGAN STANLEY DEAN WITTER & C    Common Stock   617446448    1,637    38,000  sh     Sole       None                         38,000
NANOPHASE TECHNOLOGIES            Common Stock   630079101      338    57,800  sh     Sole       None                         57,800
NASDAQ 100 SHARES                 Common Stock   631100104    1,584    60,693  sh     Sole       None                         60,693
NEWPARK RESOURCES INC.            Common Stock   651718504      916   124,684  sh     Sole       None                        124,684
NEWS CORP LTD-SPONS ADR           Common Stock   652487703      665    29,000  sh     Sole       None                         29,000
NOKIA ADR A                       Common Stock   654902204    1,289    89,000  sh     Sole       None                         89,000
NORFOLK SOUTHERN CORP             Common Stock   655844108    2,448   104,700  sh     Sole       None                        104,700
NUCOR CORP                        Common Stock   670346105    1,431    22,000  sh     Sole       None                         22,000
NVIDIA CORP                       Common Stock   67066G104      567    33,000  sh     Sole       None                         33,000
OMEGA WORLDWIDE INC               Common Stock   68210B108       42    19,998  sh     Sole       None                         19,998
PEPSICO INC                       Common Stock   713448108    1,205    25,000  sh     Sole       None                         25,000
PETROLEUM GEO-SVCS -SPON ADR      Common Stock   716597109      342    95,000  sh     Sole       None                         95,000
PFIZER, INC.                      Common Stock   717081103    5,758   164,500  sh     Sole       None                        164,500
PITNEY BOWES INC                  Common Stock   724479100    1,033    26,000  sh     Sole       None                         26,000
POWERWAVE TECHNOLOGIES INC        Common Stock   739363109      834    91,000  sh     Sole       None                         91,000
PRICE LEGACY CORPORATION          Common Stock   74144P106      172    44,668  sh     Sole       None                         44,668
QUANTA SERVICES INC               Common Stock   74762E102      661    67,000  sh     Sole       None                         67,000
RADIANT SYSTEMS INC               Common Stock   75025N102      495    38,000  sh     Sole       None                         38,000
RADIOSHACK CORP                   Common Stock   750438103    1,052    35,000  sh     Sole       None                         35,000
ROYAL DUTCH PETROLEUM CO.         Common Stock   780257804      332     6,000  sh     Sole       None                          6,000
SPX CORPORATION                   Common Stock   784635104    2,115    18,000  sh     Sole       None                         18,000
SAKS INCORPORATED                 Common Stock   79377W108      616    48,000  sh     Sole       None                         48,000
SANDISK CORP                      Common Stock   80004C101      285    23,000  sh     Sole       None                         23,000
SCHERING PLOUGH CORP              Common Stock   806605101    3,119   126,808  sh     Sole       None                        126,808
SCHOLASTIC CORP                   Common Stock   807066105    1,895    50,000  sh     Sole       None                         50,000
SHELL TRANSPORT - TRADING ADR     Common Stock   822703609      900    20,000  sh     Sole       None                         20,000
SHIRE PHARMACEUTICALS             Common Stock   82481R106      568    22,000  sh     Sole       None                         22,000
SIX FLAGS INC.                    Common Stock   83001P109    1,012    70,000  sh     Sole       None                         70,000
STATE STREET CORP                 Common Stock   857477103    1,341    30,000  sh     Sole       None                         30,000
SUN MICROSYSTEMS, INC.            Common Stock   866810104      646   129,000  sh     Sole       None                        129,000
SUNGARD DATA SYSTEMS              Common Stock   867363103    2,118    80,000  sh     Sole       None                         80,000
SYMANTEC CORP                     Common Stock   871503108    1,314    40,000  sh     Sole       None                         40,000
TARGET CORP                       Common Stock   87612E106    1,981    52,000  sh     Sole       None                         52,000
TECHNITROL INC                    Common Stock   878555101      932    40,000  sh     Sole       None                         40,000
TELLABS INC.                      Common Stock   879664100      648   104,500  sh     Sole       None                        104,500
TENET HEALTHCARE CORP             Common Stock   88033G100    3,220    45,000  sh     Sole       None                         45,000
TEXAS INSTRUMENTS                 Common Stock   882508104      735    31,000  sh     Sole       None                         31,000
TEXTRON, INC                      Common Stock   883203101    2,017    43,000  sh     Sole       None                         43,000
TRIBUNE CO                        Common Stock   896047107    4,089    94,000  sh     Sole       None                         94,000
TROPICAL SPORTSWEAR INTL          Common Stock   89708P102      621    28,000  sh     Sole       None                         28,000
VF CORP.                          Common Stock   918204108    1,372    35,000  sh     Sole       None                         35,000
VERIZON CORPORATION               Common Stock   92343V104    1,405    35,000  sh     Sole       None                         35,000
VIACOM INC                        Common Stock   925524100    1,334    30,000  sh     Sole       None                         30,000
VIACOM INC                        Common Stock   925524308      525    11,840  sh     Sole       None                         11,840
WACHOVIA CORP. 2ND NEW COM        Common Stock   929903102    2,864    75,000  sh     Sole       None                         75,000
WAL-MART STORES, INC.             Common Stock   931142103      990    18,000  sh     Sole       None                         18,000
WALGREENS CO                      Common Stock   931422109    4,539   117,500  sh     Sole       None                        117,500
WATSCO                            Common Stock   942622101      223    12,000  sh     Sole       None                         12,000
WATSCO                            Common Stock   942622200      566    31,000  sh     Sole       None                         31,000
WEYERHAEUSER CO                   Common Stock   962166104    1,788    28,000  sh     Sole       None                         28,000
WINTRUST FINANCIAL CORP           Common Stock   97650W108    1,834    53,050  sh     Sole       None                         53,050
WIRELESS TELECOM GROUP, INC.      Common Stock   976524108      236   109,600  sh     Sole       None                        109,600
WORLDCOM INC                      Common Stock   98157D106      111   133,600  sh     Sole       None                        133,600
WRIGLEY, (WM) JR. CO.             Common Stock   982526105    1,273    23,000  sh     Sole       None                         23,000
WYETH                             Common Stock   983024100      614    12,000  sh     Sole       None                         12,000
YAHOO ! INC.                      Common Stock   984332106    1,115    75,523  sh     Sole       None                         75,523
YOUNG BROADCASTING CORP -A        Common Stock   987434107    1,165    65,500  sh     Sole       None                         65,500
ZIMMER HOLDINGS INC               Common Stock   98956P102      892    25,000  sh     Sole       None                         25,000
TRENWICK GROUP                    Common Stock   G9032C109    4,351   580,199  sh     Sole       None                        580,199
AUDIOCODES LTD                    Common Stock   M15342104      121    50,000  sh     Sole       None                         50,000
CKE RESTAURANTS INC               Txble Bnds-Cnv 12561EAB1      977 1,095,000 prn     Sole       None                      1,095,000
CLEAR CHANNEL COMM                Txble Bnds-Cnv 184502AE2      414   425,000 prn     Sole       None                        425,000
HILTON HOTELS CORP.               Txble Bnds-Cnv 432848AL3      634   675,000 prn     Sole       None                        675,000
INTERIM SERVICES, INC.            Txble Bnds-Cnv 45868PAA8      989 1,130,000 prn     Sole       None                      1,130,000
QUANTA SERVICES INC               Txble Bnds-Cnv 74762EAA0    1,288 2,000,000 prn     Sole       None                      2,000,000

                                                            289,207
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